Scope of Consolidation, Subsidiaries and Other Equity Investments - Equity Investments with Ownership of at Least 5 (Details) - Lowest	12 Months Ended
Dec. 31, 2024
All Tax Platform - Solucoes Tributarias S.A., Sao Paulo, Brazil
SUBSIDIARIES
Ownership	5.00%
CDQ AG, St. Gallen, Switzerland
SUBSIDIARIES
Ownership	5.00%
Charlton House Professional Services Limited, Norwich, United Kingdom
SUBSIDIARIES
Ownership	5.00%
Cofinity-X GmbH, Cologne, Germany
SUBSIDIARIES
Ownership	5.00%
Data.R.X. Ltd. (dba Datricks Ltd.), Tel Aviv, Israel
SUBSIDIARIES
Ownership	5.00%
Digital Hub Rhein-Neckar GmbH, Ludwigshafen, Germany
SUBSIDIARIES
Ownership	5.00%
InnovationLab GmbH, Heidelberg, Germany
SUBSIDIARIES
Ownership	5.00%
Smart City Planning, Inc., Tokyo, Japan
SUBSIDIARIES
Ownership	5.00%
Vistex, Inc., Hoffman Estates, IL, United States
SUBSIDIARIES
Ownership	5.00%
innoWerft Walldorf GmbH, Walldorf, Germany
SUBSIDIARIES
Ownership	5.00%
47th Street Partners I, L.P., Menlo Park, CA, United States
SUBSIDIARIES
Ownership	5.00%
83North IV, L.P., Hertzalia, Israel
SUBSIDIARIES
Ownership	5.00%
Adverity GmbH, Vienna, Austria
SUBSIDIARIES
Ownership	5.00%
Alation, Inc., Redwood City, CA, United States
SUBSIDIARIES
Ownership	5.00%
Alchemist Accelerator Fund I LLC, San Francisco, CA, United States
SUBSIDIARIES
Ownership	5.00%
Aleph-Bigg SPV, L.P., Grand Cayman, Cayman Islands
SUBSIDIARIES
Ownership	5.00%
Ask Sage, Inc., Arlington, VA, United States
SUBSIDIARIES
Ownership	5.00%
Asylum Ventures 2024, LP (fka Filament 2024, LP), Brooklyn, NY, United States
SUBSIDIARIES
Ownership	5.00%
Amplify Partners L.P., Cambridge, MA, United States
SUBSIDIARIES
Ownership	5.00%
Amplify Partners II L.P., Cambridge, MA, United States
SUBSIDIARIES
Ownership	5.00%
Amplify Partners III, L.P., Menlo Park, CA, United States
SUBSIDIARIES
Ownership	5.00%
Amplify Partners Select Fund IV, L.P., Menlo Park, CA, United States
SUBSIDIARIES
Ownership	5.00%
BGS Holdings, Inc., Austin, TX, United States
SUBSIDIARIES
Ownership	5.00%
BioCatch Ltd., Tel Aviv, Israel
SUBSIDIARIES
Ownership	5.00%
Bitonic Technology Labs, Inc., Karnataka, India
SUBSIDIARIES
Ownership	5.00%
BlueYard Crypto 2, L.P. (fka BlueYard Crypto 1, L.P.), Hot Springs Village, AR, United States
SUBSIDIARIES
Ownership	5.00%
Boldstart Ventures V, L.P., New York, NY, United States
SUBSIDIARIES
Ownership	5.00%
Boldstart Ventures VI, L.P., New York, NY, United States
SUBSIDIARIES
Ownership	5.00%
Brightfield Holdings, Inc., New York, NY, United States
SUBSIDIARIES
Ownership	5.00%
Bryj Technologies, Inc. (fka Follow Analytics, Inc.), San Francisco, CA, United States
SUBSIDIARIES
Ownership	5.00%
BY Crypto 1 GmbH & Co. KG (fka BY Capital 1 Alternative GmbH & Co. KG), Berlin, Germany
SUBSIDIARIES
Ownership	5.00%
Blue Yard Capital I GmbH & Co. KG, Berlin, Germany
SUBSIDIARIES
Ownership	5.00%
BY Capital 2 GmbH & Co. KG, Berlin, Germany
SUBSIDIARIES
Ownership	5.00%
Catchpoint Systems, Inc., New York, NY, United States
SUBSIDIARIES
Ownership	5.00%
Chalfen Ventures Fund I L.P., St Heiler, Jersey, Channel Islands
SUBSIDIARIES
Ownership	5.00%
Chalfen Ventures Fund II L.P., St Heiler, Jersey, Channel Islands
SUBSIDIARIES
Ownership	5.00%
Chalfen Ventures Fund III L.P., St Helier, Jersey, Channel Islands
SUBSIDIARIES
Ownership	5.00%
CircleCI, Inc., San Francisco, CA, United States
SUBSIDIARIES
Ownership	5.00%
Clari, Inc., Sunnyvale, CA, United States
SUBSIDIARIES
Ownership	5.00%
Collectly, Inc., Pasadena, CA, United States
SUBSIDIARIES
Ownership	5.00%
ComponentLab Inc., Seattle, WA, United States
SUBSIDIARIES
Ownership	5.00%
Constructor Topco Inc., San Francisco, CA, United States
SUBSIDIARIES
Ownership	5.00%
Contentful Global, Inc., Berlin, Germany
SUBSIDIARIES
Ownership	5.00%
Costanoa Venture Capital II L.P., Palo Alto, CA, United States
SUBSIDIARIES
Ownership	5.00%
Costanoa Venture Capital III L.P., Palo Alto, CA, United States
SUBSIDIARIES
Ownership	5.00%
Costanoa Venture Capital QZ, LLC, Palo Alto, CA, United States
SUBSIDIARIES
Ownership	5.00%
Creandum SPV TR (D) AB, Stockholm, Sweden
SUBSIDIARIES
Ownership	5.00%
Creatio Inc., Boston, MA, United States
SUBSIDIARIES
Ownership	5.00%
Culture Amp, Inc., Melbourne, Australia
SUBSIDIARIES
Ownership	5.00%
Cypress.io, Inc., Atlanta, GA, United States
SUBSIDIARIES
Ownership	5.00%
Data Collective II L.P., San Francisco, CA, United States
SUBSIDIARIES
Ownership	5.00%
Data Collective III L.P., San Francisco, CA, United States
SUBSIDIARIES
Ownership	5.00%
Data Collective IV, L.P., San Francisco, CA, United States
SUBSIDIARIES
Ownership	5.00%
Defense Unicorns, Inc., Colorado Springs, CO, United States
SUBSIDIARIES
Ownership	5.00%
DocEquity, Inc. (dba Supio), Seattle, WA, United States
SUBSIDIARIES
Ownership	5.00%
Dremio Corporation, Santa Clara, CA, United States
SUBSIDIARIES
Ownership	5.00%
Elise A.I. Technologies Corp., New York, NY, United States
SUBSIDIARIES
Ownership	5.00%
Essence VC III, L.P., Seattle, WA, United States
SUBSIDIARIES
Ownership	5.00%
FeedZai S.A., Coimbra, Portugal
SUBSIDIARIES
Ownership	5.00%
Felix Capital Fund III, London, United Kingdom
SUBSIDIARIES
Ownership	5.00%
Felix Ventures II, L.P., London, United Kingdom
SUBSIDIARIES
Ownership	5.00%
Finco Services, Inc. (dba Current), New York, NY, United States
SUBSIDIARIES
Ownership	5.00%
FloQast, Inc., Los Angeles, California, United States
SUBSIDIARIES
Ownership	5.00%
GitGuardian SAS, Paris, France
SUBSIDIARIES
Ownership	5.00%
Gorgias, Inc., San Francisco, CA, United States
SUBSIDIARIES
Ownership	5.00%
Haystack Ventures V, L.P., Mill Valley, CA, United States
SUBSIDIARIES
Ownership	5.00%
Haystack Ventures VI, L.P., Mill Valley, CA, United States
SUBSIDIARIES
Ownership	5.00%
Haystack Ventures VII, L.P., San Francisco, CA, United States
SUBSIDIARIES
Ownership	5.00%
Huntress Labs Incorporated, Ellicott City, MD, United States
SUBSIDIARIES
Ownership	5.00%
IDG Ventures USA III, L.P., San Francisco, CA, United States
SUBSIDIARIES
Ownership	5.00%
IEX Group, Inc., New York, NY, United States
SUBSIDIARIES
Ownership	5.00%
InfluxData, Inc., San Francisco, CA, United States
SUBSIDIARIES
Ownership	5.00%
Initialized CBH SPV LLC, San Francisco, CA, United States
SUBSIDIARIES
Ownership	5.00%
Involve.ai, Inc., Santa Monica, CA, United States
SUBSIDIARIES
Ownership	5.00%
JetLenses Inc. (dba Verse Medical), New York, NY, United States.
SUBSIDIARIES
Ownership	5.00%
JupiterOne, Inc., Morrisville, NC, United States
SUBSIDIARIES
Ownership	5.00%
LeanData, Inc., Sunnyvale, CA, United States
SUBSIDIARIES
Ownership	5.00%
LGVP F I LLC, Dover, DE, United States
SUBSIDIARIES
Ownership	5.00%
Local Globe Opportunity Fund, L.P., St. Peter Port, Guernsey, Channel Islands
SUBSIDIARIES
Ownership	5.00%
Local Globe VII, L.P., St. Peter Port, Guernsey, Channel Islands
SUBSIDIARIES
Ownership	5.00%
Local Globe VIII, L.P., St. Peter Port, Guernsey, Channel Islands
SUBSIDIARIES
Ownership	5.00%
Local Globe X, L.P., St. Peter Port Guernsey, Channel Islands
SUBSIDIARIES
Ownership	5.00%
Local Globe XI, L.P., St. Peter Port, Guernsey, Channel Islands
SUBSIDIARIES
Ownership	5.00%
Mango Capital 2018, L.P., Los Altos,CA, United States
SUBSIDIARIES
Ownership	5.00%
Mango Capital 2020, L.P., Los Altos, CA, United States
SUBSIDIARIES
Ownership	5.00%
Mango Capital 2022, L.P., Los Altos, CA, United States
SUBSIDIARIES
Ownership	5.00%
Matillion Ltd., Altrincham, United Kingdom
SUBSIDIARIES
Ownership	5.00%
Medable Inc., Palo Alto, CA, United States
SUBSIDIARIES
Ownership	5.00%
Mosaic Ventures Investors Fund I, L.P., London, United Kingdom
SUBSIDIARIES
Ownership	5.00%
Moxxie Ventures III, L.P., Mountain View, CA, United States
SUBSIDIARIES
Ownership	5.00%
Notation Capital, L.P., Brooklyn, NY, United States
SUBSIDIARIES
Ownership	5.00%
Notation Capital II CIRC, LLC, Brooklyn, NY, United States
SUBSIDIARIES
Ownership	5.00%
Notation Capital II, L.P., Brooklyn, NY, United States
SUBSIDIARIES
Ownership	5.00%
Notation Capital III, L.P., Brooklyn, NY, United States
SUBSIDIARIES
Ownership	5.00%
OpenX Software Limited, Pasadena, CA, United States
SUBSIDIARIES
Ownership	5.00%
Paper Education Company, Inc., Montreal, Canada
SUBSIDIARIES
Ownership	5.00%
Pendo.io, Inc., Raleigh, NC, United States
SUBSIDIARIES
Ownership	5.00%
PivotNorth Early Fund I, L.P., Atherton, CA, United States
SUBSIDIARIES
Ownership	5.00%
Point Nine Annex GmbH & Co. KG, Berlin, Germany
SUBSIDIARIES
Ownership	5.00%
Point Nine Capital Fund II GmbH & Co. KG, Berlin, Germany
SUBSIDIARIES
Ownership	5.00%
Point Nine Capital Fund III GmbH & Co. KG, Berlin, Germany
SUBSIDIARIES
Ownership	5.00%
Point Nine Capital Fund IV GmbH & Co. KG, Berlin, Germany
SUBSIDIARIES
Ownership	5.00%
Point Nine Capital Fund V GmbH & Co. KG, Berlin, Germany
SUBSIDIARIES
Ownership	5.00%
Project 44, Inc., Chicago, IL, United States
SUBSIDIARIES
Ownership	5.00%
PubNub, Inc., San Francisco, CA, United States
SUBSIDIARIES
Ownership	5.00%
Qualified.com, Inc., San Francisco, CA, United States
SUBSIDIARIES
Ownership	5.00%
Reltio, Inc., Redwood Shores, CA, United States
SUBSIDIARIES
Ownership	5.00%
Restream, Inc., Austin, TX, United States
SUBSIDIARIES
Ownership	5.00%
Rewst Inc., Westchase, FL, United States
SUBSIDIARIES
Ownership	5.00%
Ridge Ventures IV, L.P., San Francisco, CA, United States
SUBSIDIARIES
Ownership	5.00%
Ridge Ventures V, L.P., San Francisco, CA, United States
SUBSIDIARIES
Ownership	5.00%
SafeGraph, Inc., Denver, CO, United States
SUBSIDIARIES
Ownership	5.00%
Sapphire Sport Parallel Fund II, L.P., Austin, TX, United States
SUBSIDIARIES
Ownership	5.00%
Sapphire Sport, L.P., Austin, TX, United States
SUBSIDIARIES
Ownership	5.00%
Sapphire Sport Parallel Fund, L.P., Austin, TX, United States
SUBSIDIARIES
Ownership	5.00%
Side, Inc., San Francisco, CA, United States
SUBSIDIARIES
Ownership	5.00%
Simpplr Inc., Redwood City, CA, United States
SUBSIDIARIES
Ownership	5.00%
Splashtop, Inc., San Jose, CA, United States
SUBSIDIARIES
Ownership	5.00%
Spring Mobile Solutions, Inc., Reston, VA, United States
SUBSIDIARIES
Ownership	5.00%
StackHawk, Inc., Denver, CO, United States
SUBSIDIARIES
Ownership	5.00%
Storm Ventures V, L.P., Menlo Park, CA, United States
SUBSIDIARIES
Ownership	5.00%
SV Angel IV, L.P., San Francisco, CA, United States
SUBSIDIARIES
Ownership	5.00%
Tetrate.io, Inc., Milpitas, CA, United States
SUBSIDIARIES
Ownership	5.00%
The SaaStr Fund II, L.P., Palo Alto, CA, United States
SUBSIDIARIES
Ownership	5.00%
The SaaStr Fund, L.P., Palo Alto, CA, United States
SUBSIDIARIES
Ownership	5.00%
Third Kind Venture Capital II, L.P., New York, NY, United States
SUBSIDIARIES
Ownership	5.00%
Third Kind Venture Capital III, L.P., New York, NY, United States
SUBSIDIARIES
Ownership	5.00%
Tractian Ltd, Atlanta, GA, United States
SUBSIDIARIES
Ownership	5.00%
Tribe Capital LLC Series 3, Redwood City, CA, United States
SUBSIDIARIES
Ownership	5.00%
Tribe Capital LLC Series 8, Redwood City, CA, United States
SUBSIDIARIES
Ownership	5.00%
UJET, Inc., San Francisco, CA, United States
SUBSIDIARIES
Ownership	5.00%
Unmind Ltd., London, United Kingdom
SUBSIDIARIES
Ownership	5.00%
Upfront V, L.P., Santa Monica, CA, United States
SUBSIDIARIES
Ownership	5.00%
Uptycs, Inc., Waltham, MA, United States
SUBSIDIARIES
Ownership	5.00%
Upvest GmbH, Berlin, Germany
SUBSIDIARIES
Ownership	5.00%
VerbIT, Inc., New York, NY, United State
SUBSIDIARIES
Ownership	5.00%
Walkabout Ventures Fund II L.P., Los Angeles, CA, United States
SUBSIDIARIES
Ownership	5.00%
Yapily Ltd., London, United Kingdom
SUBSIDIARIES
Ownership	5.00%
Zesty Tech Ltd., Ramat Gan, Israel
SUBSIDIARIES
Ownership	5.00%
Kaltura, Inc., New York, NY, United States
SUBSIDIARIES
Ownership	5.00%